Income Taxes - Schedule of Components of the Income Tax Expense (Benefit) (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Deferred
Deferred Income Tax Expenses (Benefit)	$ (10,852)	$ (432)
Total Income Tax Expenses (Benefit)	5,389	123,290
Cayman Islands [Member]
Current
Current Income Tax Expenses (Benefit)
Deferred
Deferred Income Tax Expenses (Benefit)
British Virgin Islands [Member]
Current
Current Income Tax Expenses (Benefit)
Deferred
Deferred Income Tax Expenses (Benefit)
Hong Kong [Member]
Current
Current Income Tax Expenses (Benefit)	16,241	123,722
Deferred
Deferred Income Tax Expenses (Benefit)	$ (10,852)	$ (432)